Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases	LEASES
Leases
We lease certain manufacturing facilities, warehouses/distribution centers, office space, land, vehicles, and equipment. At lease inception, we determine the lease term by assuming the exercise of those renewal options that are reasonably assured. Leases with an initial term of 12 months or less are not recorded in the Consolidated Balance Sheets and we recognize lease expense for these leases on a straight-line basis over the lease term. The Company had operating lease costs of approximately $236 million and $214 million for the years ended December 31, 2020 and December 31, 2019, respectively.
Non-cancelable operating lease commitments that had not yet commenced were $49 million for the periods ended December 31, 2020 and December 31, 2019. These operating leases are expected to commence by the end of fiscal year 2021 with lease terms of up to 10 years.
At December 31, 2020, we have no material leases classified as financing leases and we have approximately $1.2 billion of non-cancellable operating lease commitments, excluding variable consideration. The undiscounted annual future minimum lease payments are summarized by year in the table below:

Maturity of Lease Liabilities	Operating Leases (in millions)
2021	$210
2022	180
2023	159
2024	136
2025	107
Thereafter	369
Total lease payments	$1,161
Less: interest	149
Present value of lease liabilities	$1,012
The long-term portion of the lease liabilities included in the amounts above is $838 million. The remainder of our lease liabilities are included in other current liabilities in the Consolidated Balance Sheets.
At December 31, 2020, the weighted average remaining lease term and weighted average discount rate for operating leases was 8 years and 4%, respectively. At December 31, 2019 the weighted average remaining lease term and weighted average discount rate for operating leases was 7 years and 4%, respectively.
During the year ended December 31, 2020 the cash paid for amounts included in the measurement of the liabilities and the operating cash flows was $234 million. The right of use assets obtained in exchange for new liabilities was $315 million partially offset by $68 million in terminations for the year ended December 31, 2020.
During the year ended December 31, 2019 the cash paid for amounts included in the measurement of the liabilities and the operating cash flows was $210 million. The right of use assets obtained in exchange for new liabilities was $298 million partially offset by $68 million in terminations for the year ended December 31, 2019.
As the Company's lease agreements normally do not provide an implicit interest rate, we apply the Company's incremental borrowing rate based on the information available at commencement date in determining the present value of future lease payments. Relevant information used in determining the Company's incremental borrowing rate includes the duration of the lease, location of the lease, and the Company's credit risk relative to risk-free market rates.
Many of our leases include renewal options that can extend the lease term. The execution of those renewal options is at our sole discretion and reflected in the lease term when they are reasonably certain to be exercised.
Certain leases also include options to purchase the underlying asset at fair market value. If leased assets have leasehold improvements, typically the depreciable life of those leasehold improvements are limited by the expected lease term. Additionally, certain lease agreements include lease payment adjustments for inflation.
Our lease agreements do not contain any material residual value guarantees or material restrictive covenants, except for synthetic leases (see Synthetic lease arrangements).
We rent or sublease certain real estate to third parties. Our sublease portfolio primarily consists of operating leases within our warehouses, resulting in a nominal amount of sublease income for the years ended December 31, 2020 and December 31, 2019.
Rent expense under the Company's operating leases during the year ended December 31, 2018, prior to the Company's adoption of ASC 842, was $250 million.

Synthetic lease arrangements
We have a number of synthetic lease arrangements with financial institutions for non-core properties. The leases contain provisions for options to purchase, extend the original term for additional periods or return the property. As of December 31, 2020, these arrangements include residual value guarantees of up to $220 million that could potentially come due in future periods. We do not believe it is probable that any amounts will be owed under these guarantees. Therefore, no amounts related to the residual value guarantees are included in the lease payments used to measure the right-of-use assets and lease liabilities. The residual value guarantee was not material to the Consolidated Financial Statements at December 31, 2019.
The majority of these leases are classified as operating leases. We have assessed the reasonable certainty of these provisions to determine the appropriate lease term. The leases were measured using our incremental borrowing rate and are included in our right of use assets and lease liabilities in the Consolidated Balance Sheets. Rental payments are calculated at the applicable LIBOR rate plus a margin. The impact to the Consolidated Balance Sheets and Consolidated Statements of Income (Loss) are nominal.